Short-Term Investments (Tables)	9 Months Ended
Sep. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Short-term investments available-for-sale
Our short-term investments are classified as available-for-sale and consist of the following:

	September 30, 2018
		Unrealized
	Cost	Gains	Losses	Fair Value
Commercial paper	$47,631	$—	$—	$47,631
Corporate bonds	34,598	—	22	34,576
U.S. government securities	11,911	—	4	11,907
Short-term investments	$94,140	$—	$26	$94,114

	December 31, 2017
		Unrealized
	Cost	Gains	Losses	Fair Value
Commercial paper	$5,384	$—	$—	$5,384
Corporate bonds	1,804	—	—	1,804
Short-term investments	$7,188	$—	$—	$7,188